SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
25.1 Over-allotment Option on December 2022 Offering

On January 17, 2023, the Company announced the exercise and closing of the underwriters’ over-allotment option in full, to purchase an additional 2,952,755 Units at a price of $2.54 per unit with respect to the December 2022 Units Offering (refer to Note 22.4). This resulted in aggregate gross proceeds to the Group of $7,499,998, and for aggregate net proceeds of $7,005,783 after the deduction of underwriting commission and offering costs of $494,215.

25 - SUBSEQUENT EVENTS (CONTINUED)
25.2 Sale-leaseback
On February 2, 2023, the Group completed a sale-leaseback transaction with BTB Real Estate Investment Trust for its battery manufacturing building located in Mirabel, Quebec for a total purchase price of $21,033,654 (CA$28,000,000). Concurrent with the sale, Lion entered into a lease agreement with BTB for the Mirabel battery manufacturing building, with an initial 20-year term and subsequent renewal options.
On February 13, 2023, net proceeds from the sale-leaseback transaction, together with cash from operating activities, were used to repay $22,483,699 (CA$30,000,000) under the revolving credit facility, representing a portion of the Company's total drawings under its revolving credit facility.